Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total		$ 23,534,341
Allowance for loan losses	$ 978,754	1,081,658
Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	25,285,843	25,901,225
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	466,006	638,851
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	10,097,443	11,433,064
Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	2,925,587	3,673,591
Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	4,918,423	3,798,978
Lease obligations [member]
Disclosure of financial assets [line items]
Total	115,544	151,885
Debt Issued [member]
Disclosure of financial assets [line items]
Total	6,762,840	6,204,856
Financial assets total [member]
Disclosure of financial assets [line items]
Total	32,592,000	31,378,646
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	80,907	7,131
Allowance for loan losses	353	10
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	332,724	582,710
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	3,660,450	3,970,899
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	24,743,360	22,617,981
Commercial loans [member]
Disclosure of financial assets [line items]
Total	15,672,670	14,808,799
Allowance for loan losses	681,029	747,617	$ 545,199
Mortgage [member]
Disclosure of financial assets [line items]
Total	6,244,971	5,316,753
Consumer loans [member]
Disclosure of financial assets [line items]
Total	2,825,719	2,492,429
Allowance for loan losses	189,485	220,791
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	187,455	111,542
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	606,178	105,580
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	2,980,926	3,982,803
Up to one month [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	6,036,636	5,544,307
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	465,842	637,751
Up to one month [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	4,887,142	4,627,676
Up to one month [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	77,835	171,119
Up to one month [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	171,624	103,194
Up to one month [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	5,023	2,927
Up to one month [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	429,170	1,640
Up to one month [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	4,805,533	3,350,734
Up to one month [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	80,907
Up to one month [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	95,418	55,516
Up to one month [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	1,355,565	1,127,310
Up to one month [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,593,097	1,956,465
Up to one month [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,822,238	1,387,069
Up to one month [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	25,866	1,980
Up to one month [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	744,993	567,416
Up to one month [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	43,679	18,197
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	493,659	19,933
Up to one month [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	143,208	173,313
1 - 3 months [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	2,677,388	2,532,057
1 - 3 months [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	164	1,100
1 - 3 months [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	2,087,560	2,385,542
1 - 3 months [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	188,750	18,551
1 - 3 months [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	132,457	119,061
1 - 3 months [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	3,977	7,258
1 - 3 months [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	264,480	545
1 - 3 months [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	2,744,284	1,679,035
1 - 3 months [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total		7,131
1 - 3 months [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	50,828	65,370
1 - 3 months [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	636,668	97,970
1 - 3 months [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	1,821,585	1,457,769
1 - 3 months [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,686,244	1,436,296
1 - 3 months [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	51,577	420
1 - 3 months [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	83,764	21,053
1 - 3 months [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	12,272
1 - 3 months [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	111,148	40,537
1 - 3 months [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	111,783	10,258
3 months to 1 year [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	4,768,506	4,860,803
3 months to 1 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	2,342,260	3,311,082
3 months to 1 year [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	352,821	483,102
3 months to 1 year [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	1,420,184	719,886
3 months to 1 year [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	16,905	20,645
3 months to 1 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	636,336	326,088
3 months to 1 year [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	3,724,722	3,486,609
3 months to 1 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	405	77,021
3 months to 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	99,850	486,354
3 months to 1 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	3,106,399	2,260,698
3 months to 1 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,560,603	2,167,838
3 months to 1 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	231,076	2,952
3 months to 1 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	314,720	89,908
3 months to 1 year [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	146,327	92,698
3 months to 1 year [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	667	43,633
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	371,074	526,205
1 - 3 years [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	4,907,380	3,191,381
1 - 3 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	328,276	661,139
1 - 3 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	664,758	669,539
1 - 3 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	3,137,074	970,810
1 - 3 years [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	41,057	51,861
1 - 3 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	736,215	838,032
1 - 3 years [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	7,481,704	4,521,934
1 - 3 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	34,355	176,681
1 - 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	423,463	870,028
1 - 3 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	6,185,692	2,834,427
1 - 3 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	4,905,237	2,258,716
1 - 3 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	625,862	26,153
1 - 3 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	654,593	549,558
1 - 3 years [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	27,587	647
1 - 3 years [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	704	692
1 - 3 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	809,903	639,459
3-6 years [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	2,014,731	4,798,736
3-6 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	171,391	123,689
3-6 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	598,211	878,157
3-6 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	55,922	1,874,093
3-6 years [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	37,753	49,170
3-6 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	1,151,454	1,873,627
3-6 years [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	5,828,846	6,354,918
3-6 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	97,175	192,719
3-6 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	986,245	1,312,994
3-6 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	3,721,574	3,929,783
3-6 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,100,317	2,769,842
3-6 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	944,855	181,838
3-6 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	676,402	978,103
3-6 years [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	42,410
3-6 years [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total		785
3-6 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	1,066,262	918,637
Over 6 year [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	4,881,202	4,973,941
Over 6 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	280,814	323,936
Over 6 year [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	1,043,212	1,453,123
Over 6 year [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	1,162	11,934
Over 6 year [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	10,829	20,024
Over 6 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	3,545,185	3,164,924
Over 6 year [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	8,006,911	11,985,416
Over 6 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	54,543	15,403
Over 6 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	158,659	76,243
Over 6 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	7,315,013	10,178,839
Over 6 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,598,031	4,789,038
Over 6 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	4,365,735	5,103,410
Over 6 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	351,247	286,391
Over 6 year [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	$ 478,696	$ 1,714,931